Exhibit 99.1

Benchmark 2018-B6 Mortgage Trust

Commercial Mortgage Pass-Through Certificates, Series 2018-B6

Report To:

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

German American Capital Corporation

Deutsche Bank Securities Inc.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Drexel Hamilton, LLC

The Williams Capital Group, L.P.

13 September 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 390 Greenwich Street New York, New York 10013	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005	The Williams Capital Group, L.P. 650 Fifth Avenue, 9th Floor New York, New York 10019

JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

Re:	Benchmark 2018-B6 Mortgage Trust

Commercial Mortgage Pass-Through Certificates, Series 2018-B6 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Citigroup Commercial Mortgage Securities Inc. (the “Depositor) with respect to certain information relating to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor or the Mortgage Loan Sellers (as defined in Attachment A), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	An electronic copy of the EDGAR ABS XML technical specification (Version 1.7) document dated July 2017 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
h.	A draft of the preliminary prospectus for the Benchmark 2018-B6 Mortgage Trust securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

13 September 2018

Attachment A Page 1 of 17

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent the beneficial ownership interests in Benchmark 2018-B6 Mortgage Trust (the “Issuing Entity”) that will be established by the Depositor and
b.	The Issuing Entity’s primary assets will be a pool of 55 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first liens on various types of commercial and multifamily properties.

Procedures performed and our associated findings

1.	Citi Real Estate Funding Inc. (“CREFI”), German American Capital Corporation (“GACC”) and JPMorgan Chase Bank, National Association (“JP Morgan,” together with CREFI and GACC, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:
a.	An electronic data file (each a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information relating to certain mortgage loans as of the related due date of each mortgage loan in October 2018 or, in the case of any mortgage loan that has its first due date subsequent to October 2018, the date that would have been its due date in October 2018 under the terms of that mortgage loan if a monthly payment were scheduled to be due in that month (collectively, the “Cut-off Date”),
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loan identified on the Combined Data File as “Aventura Mall” (the “Aventura Mall Mortgage Loan”), consists of a portion of a pari-passu mortgage loan that will be transferred to the Depositor by JP Morgan and GACC. For the Aventura Mall Mortgage Loan, JP Morgan and GACC, on behalf of the Depositor, instructed us to perform the procedures described in this report for JP Morgan, and to perform no procedures relating to the Aventura Mall Mortgage Loan for GACC.

The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loan identified on the Combined Data File as “636 11th Avenue” (the “636 11th Avenue Mortgage Loan”), consists of a portion of a pari-passu mortgage loan that will be transferred to the Depositor by JP Morgan. For the 636 11th Avenue Mortgage Loan, JP Morgan and CREFI, on behalf of the Depositor, instructed us to perform the procedures described in this report for JP Morgan, and to perform no procedures relating to the 636 11th Avenue Mortgage Loan for CREFI.

Attachment A Page 2 of 17

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions, methodologies and exceptions stated in the notes to Exhibit 2 to Attachment A and the next paragraph of this Item 3.

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in Item 3. above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 2. through 4. above, CREFI, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that CREFI, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Due Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 17

7.	Using the:
a.	Sponsor and
b.	Carve-out Guarantor

of each Mortgage Loan, both as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” or “Carve-out Guarantor” (the “Related Groups”). We compared the “Related Group” information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Related Group” characteristic for the Mortgage Loans identified on the Final Data File as:

a.	Town Park Commons and
b.	Elgin Office Campus,

which do not have at least one common “Sponsor” or “Carve-out Guarantor” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the respective “Sponsors” and “Carve-out Guarantors” shown on the Final Data File are related entities and instructed us to use “Group 1” for the “Related Group” characteristic.

8.	Using the:
a.	First Due Date and
b.	Maturity Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term To Maturity (Mos.)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	First Due Date and
b.	First P&I Due Date

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 17 of Exhibit 2 to Attachment A), which are described in the succeeding paragraph of this Item 9.), both as shown on the Final Data File, we recalculated the “Original Interest-Only Period (Mos.)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Original Term To Maturity (Mos.)” of each Interest Only Loan, as shown on the Final Data File, for the “Original Interest-Only Period (Mos.)” characteristic.

Attachment A Page 4 of 17

10.	Using the:
a.	Original Balance ($),
b.	Mortgage Loan Rate (%) and
c.	Monthly Debt Service Payment

of each Mortgage Loan (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 10.), all as shown on the Final Data File, and assuming each Mortgage Loan (except for the Interest Only Loans) has a fixed level monthly payment, we recalculated the “Original Amortization Term (Mos.)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term (Mos.)” characteristic.

11.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Original Amortization Term (Mos.) and
d.	Seasoning

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Remaining Amortization Term (Mos.) (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 11.)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization Term (Mos.)” characteristic.

Attachment A Page 5 of 17

12.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Method,
c.	Original Interest-Only Period (Mos.),
d.	First Due Date,
e.	Maturity Date,
f.	Mortgage Loan Rate (%) and
g.	Monthly Debt Service Payment

of each Mortgage Loan, all as shown on the Final Data File, information in the applicable Source Documents and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, we recalculated the:

i.	Principal balance of each Mortgage Loan as of the Cut-off Date (the “Cut-off Date Balance ($)”),
ii.	Principal balance of each Mortgage Loan and, for each Multiple Property Loan, the related Underlying Properties, as of the Cut-off Date (the “Allocated Cut-off Date Balance (multi-property)”),
iii.	Principal balance of each Mortgage Loan as of the related due date of each Mortgage Loan in September 2018 or, in the case of any Mortgage Loan that has its first due date subsequent to September 2018, the date that would have been its due date in September 2018 under the terms of that Mortgage Loan if a monthly payment were scheduled to be due in that month (the “Report Period Beginning Schedule Loan Balance Amount”) and
iv.	Principal balance of each Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balloon Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For each Mortgage Loan that has its “First Due Date” in November 2018, as shown on the Final Data File (the “November 2018 First Due Date Mortgage Loans”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Balance ($)” of each November 2018 First Due Date Mortgage Loan, as shown on the Final Data File, for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

Attachment A Page 6 of 17

13.	Using the:
a.	Interest Accrual Method,
b.	Original Interest-Only Period (Mos.),
c.	First Due Date,
d.	Mortgage Loan Rate (%),
e.	Monthly Debt Service Payment and
f.	Report Period Beginning Schedule Loan Balance Amount

of each Mortgage Loan (except for the November 2018 First Due Date Mortgage Loans, which are described in the succeeding paragraph of this Item 13.), all as shown on the Final Data File, and information in the applicable Source Documents, we recalculated the portion of the October 2018 “Monthly Debt Service Payment” for each Mortgage Loan (except for the November 2018 First Due Date Mortgage Loans) that is interest (the “Reporting Period Scheduled Interest Amount”) and that is principal (the “Reporting Period Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each November 2018 First Due Date Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0.00” for the “Reporting Period Scheduled Interest Amount” and “Reporting Period Scheduled Principal Amount” characteristics.

Using the:

a.       Reporting Period Scheduled Interest Amount and

b.       Reporting Period Scheduled Principal Amount

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the:

i.       Total Scheduled Principal Interest Due Amount and

ii.       Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 17

14.	For each Pari Passu Mortgage Loan (as defined in Note 16 of Exhibit 2 to Attachment A), (except for the Aventura Mall Mortgage Loan, Workspace Mortgage Loan (as defined in Note 6 of Exhibit 2 to Attachment A) and TriBeCa House Mortgage Loan (as defined in Note 16 of Exhibit 2 to Attachment A), which are described in the succeeding paragraphs of this Item 14.), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the applicable Data Source(s) (as defined in Note 16 of Exhibit 2 to Attachment A) to recalculate the:
a.	Aggregate principal balance of the related Senior Companion Loan(s) (as defined in Note 16 of Exhibit 2 to Attachment A) as of the Cut-off Date (the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)”) and
b.	Aggregate principal balance of the related Senior Companion Loan(s) as of the maturity date of the related Whole Loan (as defined in Note 16 of Exhibit 2 to Attachment A) (the “Pari Passu Companion Loan Balloon Balance (Non-trust)”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For the Aventura Mall Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Use the information in the applicable Data Source(s) for the related Senior Companion Loans to recalculate the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)” and “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics and
b.	Use the information in the applicable Data Source(s) for the Aventura Mall Subordinate Companion Loans (as defined in Note 16 of Exhibit 2 to Attachment A) to recalculate the aggregate principal balance of the Aventura Mall Subordinate Companion Loans as of the Cut-off Date (the “B Note Cut-off Date Balance”) and as of the maturity date of the related Whole Loan (the “B Note Balloon Balance”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For the Workspace Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Use the information in the applicable Data Source(s) for the related Senior Companion Loans to recalculate the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)” and “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics and
b.	Recalculate the “B Note Cut-off Date Balance” and “B Note Balloon Balance” characteristics for the Workspace Subordinate Companion Loans (as defined in Note 16 of Exhibit 2 to Attachment A) by reducing the “B Note Original Amount,” as shown on the Final Data File, by $5,000,000.

Attachment A Page 8 of 17

14. (continued)

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For the TriBeCa House Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Use the information in the applicable Data Source(s) for the related Senior Companion Loans to recalculate the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)” and “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics and
b.	Use the information in the applicable Data Source(s) for the TriBeCa House Subordinate Companion Loans (as defined in Note 16 of Exhibit 2 to Attachment A) to recalculate the “B Note Cut-off Date Balance” and “B Note Balloon Balance” characteristics.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)” and “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics. For each Mortgage Loan, except for the Aventura Mall Mortgage Loan, Workspace Mortgage Loan and TriBeCa House Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “B Note Cut-off Date Balance” and “B Note Balloon Balance” characteristics.

15.	For each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the aggregate annual debt service of the related Senior Companion Loan(s) (the “Pari Passu Companion Loan Annual Debt Service (Non-trust)”) as the product of:
a.	The “Pari Passu Companion Loan Monthly Debt Service (Non-trust),” as shown on the Final Data File, and
b.	12.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Pari Passu Companion Loan Annual Debt Service (Non-trust)” characteristic.

Attachment A Page 9 of 17

16.	Using the:
a.	Mortgage Loan Rate (%) and
b.	Administrative Fee Rate (%)

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Loan Rate (%)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraphs of this Item 17.,

we recalculated the:

i.	Underwritten NOI DSCR – Initial (x),
ii.	Underwritten NOI DSCR – After IO Period (x),
iii.	Underwritten NCF DSCR – Initial (x),
iv.	Underwritten NCF DSCR – After IO Period (x),
v.	2015 NOI Debt Yield,
vi.	2015 NCF DSCR,
vii.	2016 NOI Debt Yield,
viii.	2016 NCF DSCR,
ix.	2017 NOI Debt Yield,
x.	2017 NCF DSCR,
xi.	Most Recent NOI Debt Yield,
xii.	Most Recent NCF DSCR,
xiii.	Unadjusted Cut-off Date LTV Ratio,
xiv.	Cut-off Date LTV Ratio (%),
xv.	Unadjusted Maturity Date LTV Ratio,
xvi.	LTV Ratio at Maturity (%),
xvii.	Debt Yield on Underwritten Net Operating Income (%),
xviii.	Debt Yield on Underwritten Net Cash Flow (%),
xix.	% of Initial Pool Balance,
xx.	Annual Debt Service,
xxi.	Annual Trust Debt Service (Initial) and
xxii.	Loan Per Unit ($)

of each Mortgage Loan and, with respect to item xix. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 10 of 17

17. (continued)

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to round the “Underwritten NOI DSCR – Initial (x),” “Underwritten NOI DSCR – After IO Period (x),” “Underwritten NCF DSCR – Initial (x),” “Underwritten NCF DSCR – After IO Period (x),” “2015 NCF DSCR,” “2016 NCF DSCR,” “2017 NCF DSCR,” “Most Recent NCF DSCR” and “Loan Per Unit ($)” to two decimal places and the “2015 NOI Debt Yield,” “2016 NOI Debt Yield,” “2017 NOI Debt Yield,” “Most Recent NOI Debt Yield,” “Unadjusted Cut-off Date LTV Ratio,” “Cut-off Date LTV Ratio (%),” “Unadjusted Maturity Date LTV Ratio,” “LTV Ratio at Maturity (%),” “Debt Yield on Underwritten Net Operating Income (%)” and “Debt Yield on Underwritten Net Cash Flow (%)” to the nearest 1/10th of one percent.

For each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.	Annual Debt Service and
b.	Pari Passu Companion Loan Annual Debt Service (Non-trust),

both as shown on the Final Data File, to recalculate the:

i.	Underwritten NOI DSCR – Initial (x),
ii.	Underwritten NOI DSCR – After IO Period (x),
iii.	Underwritten NCF DSCR – Initial (x),
iv.	Underwritten NCF DSCR – After IO Period (x),
v.	2015 NCF DSCR,
vi.	2016 NCF DSCR,
vii.	2017 NCF DSCR and
viii.	Most Recent NCF DSCR

characteristics.

For each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.	Cut-off Date Balance ($) and
b.	Pari Passu Companion Loan Cut-off Date Balance (Non-trust),

both as shown on the Final Data File, to recalculate the:

i.	2015 NOI Debt Yield,
ii.	2016 NOI Debt Yield,
iii.	2017 NOI Debt Yield,
iv.	Most Recent NOI Debt Yield,
v.	Unadjusted Cut-off Date LTV Ratio,
vi.	Cut-off Date LTV Ratio (%),
vii.	Debt Yield on Underwritten Net Operating Income (%),
viii.	Debt Yield on Underwritten Net Cash Flow (%) and
ix.	Loan Per Unit ($)
characteristics.

Attachment A Page 11 of 17

17. (continued)

For each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.	Balloon Balance ($) and
b.	Pari Passu Companion Loan Balloon Balance (Non-trust),

both as shown on the Final Data File, to recalculate the:

i.	Unadjusted Maturity Date LTV Ratio and
ii.	LTV Ratio at Maturity (%)

characteristics.

For the purpose of recalculating the “LTV Ratio at Maturity (%)” characteristic for the Mortgage Loan identified on the Final Data File as “Overland Park Xchange,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to decrease the “Appraised Value ($)” by the $2,000,000 tax abatement amount, as shown in the appraisal report Source Document. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

For the purpose of recalculating the:

a.	Cut-off Date LTV Ratio (%),
b.	Debt Yield on Underwritten Net Operating Income (%) and
c.	Debt Yield on Underwritten Net Cash Flow (%)

characteristics for the Mortgage Loan identified on the Final Data File as ”Amsdell TX & OH Portfolio,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Reserve Adjusted Cut-off Date Loan Amount” characteristic, as shown on the Final Data File, to recalculate the characteristics listed in a. through c. above. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

For the purpose of comparing the:

a.	2017 NCF DSCR and
b.	2017 NOI Debt Yield

characteristics for the Mortgage Loan identified on the Final Data File as “One Spa World Headquarters,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us show “0.00x” and “0.0%,” respectively. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

Attachment A Page 12 of 17

18.	Using:
a.	Information on the Final Data File,
b.	Information in the Data Source(s) and/or
c.	Information in the Secondary Financing Documents (as defined in Note 28 of Exhibit 2 to Attachment A) provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor,

for each Mortgage Loan With Existing Mezzanine Debt (as defined in Note 28 of Exhibit 2 to Attachment A), we recalculated the principal balance as of the Cut-off Date of the mezzanine debt associated with each Mortgage Loan With Existing Mezzanine Debt (the “Mezzanine Debt Cut-Off Date Balance”), assuming all scheduled payments of principal and/or interest on the mezzanine debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor instructed us to ignore differences of +/- $1 or less.

For each Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Mezzanine Debt Cut-Off Date Balance” characteristic.

19.	Using the:
a.	Original Balance ($),
b.	Pari Passu Companion Loan Original Balance (Non-trust),
c.	B Note Original Amount,
d.	Cut-off Date Balance ($),
e.	Pari Passu Companion Loan Cut-off Date Balance (Non-trust),
f.	B Note Cut-Off Date Balance,
g.	Balloon Balance ($),
h.	Pari Passu Companion Loan Balloon Balance (Non-trust),
i.	B Note Balloon Balance,
j.	Mortgage Loan Rate (%),
k.	B Note Interest Rate,
l.	Annual Debt Service,
m.	Interest Accrual Method and
n.	Original Interest-Only Period (Mos.)

of each Pari Passu Mortgage Loan, all as shown on the Final Data File, the corresponding interest rates of the Senior Companion Loan(s) associated with each Pari Passu Mortgage Loan, as shown in the applicable Data Source(s), and the applicable assumptions and calculation methodologies provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, which are described in the succeeding paragraphs of this Item 19., we recalculated the:

i.	Whole Loan Original Balance,
ii.	Whole Loan Cut-off Date Balance,
iii.	Whole Loan Balloon Balance,
iv.	Whole Loan Interest Rate,
v.	Whole Loan Monthly Payment (After IO),
vi.	Whole Loan Monthly Payment (Initial),
vii.	Whole Loan Annual Payment and
viii.	Whole Loan Annual Payment (Initial)

19. (continued)

of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 13 of 17

For the purpose of comparing the “Whole Loan Interest Rate” characteristic for the Workspace Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use a LIBOR assumption of 2.09000% for the floating rate components of the Workspace Whole Loan.

For the purpose of comparing the “Whole Loan Monthly Payment (After IO)” and “Whole Loan Monthly Payment (Initial)” characteristics for each Pari Passu Mortgage Loan which has the “Amortization Type” characteristic as “Interest Only” or “Interest Only – ARD” on the Final Data File (except for the Workspace Mortgage Loan, which is described in the succeeding paragraph of this Item 19.), each of which has the “Interest Accrual Method” characteristic as “Actual/360” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Whole Loan Monthly Payment (After IO)” and “Whole Loan Monthly Payment (Initial)” as 1/12th of the product of:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File,
b.	The “Whole Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of comparing the “Whole Loan Monthly Payment (After IO)” and “Whole Loan Monthly Payment (Initial)” characteristics for the Workspace Mortgage Loan which has the “Amortization Type” characteristic as “Interest Only” on the Final Data File and which has the “Interest Accrual Method” characteristic as “Actual/360” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Whole Loan Monthly Payment (After IO)” and “Whole Loan Monthly Payment (Initial)” as 1/12th of the product of:

a.	The “Whole Loan Cut-off Date Balance,” as shown on the Final Data File,
b.	The “Whole Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of comparing the “Whole Loan Monthly Payment (After IO)” characteristic for each Partial IO Pari Passu Mortgage Loan (as defined in Note 16 to Exhibit 2 to Attachment A), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.),” as shown on the Final Data File, for the related Whole Loan that is shown in the applicable Data Source(s).

Attachment A Page 14 of 17

19. (continued)

For the purpose of comparing the “Whole Loan Monthly Payment (Initial)” characteristic for each Partial IO Pari Passu Mortgage Loan, each of which has the “Interest Accrual Method” characteristic as “Actual/360” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Whole Loan Monthly Payment (Initial)” as 1/12th of the product of:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File,
b.	The “Whole Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of comparing the “Whole Loan Annual Payment (Initial)” characteristic for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the product of the “Whole Loan Monthly Payment (Initial),” as shown on the Final Data File, and 12.

For the purpose of comparing the “Whole Loan Annual Payment” characteristic for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the product of the “Whole Loan Monthly Payment (After IO),” as shown on the Final Data File, and 12.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for each of the characteristics listed in i. through viii. above.

20.	Using the:
a.	Whole Loan Cut-off Date Balance,
b.	Whole Loan Annual Payment,
c.	Underwritten Net Operating Income ($),
d.	Underwritten Net Cash Flow ($) and
e.	Appraised Value ($)

of each Pari Passu Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Whole Loan DSCR,
ii.	Whole Loan NOI Debt Yield,
iii.	Whole Loan NCF Debt Yield and
iv.	Whole Loan LTV

of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to round the “Whole Loan DSCR” to two decimal places and the “Whole Loan NOI Debt Yield,” “Whole Loan NCF Debt Yield” and “Whole Loan LTV” to the nearest 1/10th of one percent.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for each of the characteristics listed in i. through iv. above.

Attachment A Page 15 of 17

21.	Using the:
a.	Whole Loan Original Balance,
b.	Mezzanine Debt Original Amount,
c.	Whole Loan Cut-off Date Balance,
d.	Mezzanine Debt Cut-Off Date Balance,
e.	Whole Loan Interest Rate,
f.	Mezzanine Debt Interest Rate,
g.	Whole Loan Annual Payment and
h.	Mezzanine Debt Annual Payment

of each Mortgage Loan With Existing Mezzanine Debt, all as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Balance,
ii.	Total Loan Cut-off Date Balance,
iii.	Total Loan Interest Rate and
iv.	Total Loan Annual Payment

of each Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for each of the characteristics listed in i. through iv. above.

22.	Using the:
a.	Total Loan Cut-off Date Balance,
b.	Total Loan Annual Payment,
c.	Underwritten Net Operating Income ($),
d.	Underwritten Net Cash Flow ($) and
e.	Appraised Value ($)

of each Mortgage Loan With Existing Mezzanine Debt, all as shown on the Final Data File, we recalculated the:

i.	Total Loan DSCR,

ii.	Total Loan NOI Debt Yield,

iii.	Total Loan NCF Debt Yield and

iv.	Total Loan LTV

of each Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to round the “Total Loan DSCR” to two decimal places and the ”Total Loan NOI Debt Yield,” “Total Loan NCF Debt Yield” and “Total Loan LTV” to the nearest 1/10th of one percent.

For each Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for each of the characteristics listed in i. through iv. above.

Attachment A Page 16 of 17

23.	For each Mortgage Loan on the Final Data File with the “Loan Purpose” characteristic as “Refinance” (each, a “Refinance Loan”) or “Recapitalization” (each, a “Recapitalization Loan”), except for the Mortgage Loans identified on the Final Data File as:
a.	Overland Park Xchange,
b.	Concord Plaza,
c.	One American Place,
d.	TriBeCa House,
e.	JAGR Hotel Portfolio,
f.	El Paso & Las Cruces Hilton Portfolio,
g.	Embassy Suites – Columbus, OH,
h.	Jefferson Plaza Albuquerque,
i.	CVS Portfolio,
j.	Best Storage - Midtown and
k.	The Marketplace at Janesville

(each, a “Refinance Loan With Principal’s New Cash Contribution”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Principal’s New Cash Contribution” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

24.	For each Mortgage Loan on the Final Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the total sources of funding for the borrower (the “Total Sources”) as the sum of the:
a.	Loan Amount (sources),
b.	Subordinate Debt,
c.	Other Sources and
d.	Principal’s New Cash Contribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

25.	For each Refinance Loan and Recapitalization Loan, except for the Refinance Loans With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Principal Equity Distribution” as the difference between the:
a.	Total Sources and
b.	Sum of the:
i.	Loan Payoff,
ii.	Purchase Price,
iii.	Closing Costs,
iv.	Reserves and
v.	Other Uses,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Attachment A Page 17 of 17

26.	For:
a.	Each Mortgage Loan on the Final Data File with the “Loan Purpose” characteristic as “Acquisition” (each, an “Acquisition Loan”) and
b.	The Refinance Loans With Principal’s New Cash Contribution,

the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Principal Equity Distribution” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

27.	For each Mortgage Loan on the Final Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the total uses of the loan proceeds (the “Total Uses”) as the sum of the:
a.	Loan Payoff,
b.	Purchase Price,
c.	Closing Costs,
d.	Reserves,
e.	Other Uses and
f.	Principal Equity Distribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

28.	For each Acquisition Loan and Refinance Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Principal’s New Cash Contribution” as the difference between the:
a.	Total Uses and
b.	Sum of the:
i.	Loan Amount (sources),
ii.	Subordinate Debt and
iii.	Other Sources,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• Workspace • West Coast Albertsons Portfolio • TriBeCa House • JAGR Hotel Portfolio	Allocated Cut-off Date Balance (multi-property)	The “Allocated Cut-off Date Balance (multi-property)” of the Multiple Property Loan is allocated pro-rata to the respective Underlying Properties using the “Whole Loan Original Balance” (as defined in Item 19. of Attachment A) allocations for the Underlying Properties that are stated in the applicable loan agreement Source Document

• El Paso & Las Cruces Hilton Portfolio • CVS Portfolio • Kossman Retail Portfolio • Amsdell TX & OH Portfolio	Allocated Cut-off Date Balance (multi-property)	The “Allocated Cut-off Date Balance (multi-property)” of the Multiple Property Loan is allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable loan agreement Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A and Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
City (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
General Property Type (see Notes 2 and 3)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Type Code (see Notes 2 and 4)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Detailed Property Type (see Note 3)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Unit Description	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Property Size	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report, Underwriter’s Summary Report, Ground Lease or Engineering Report
Net Rentable Square Feet Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Net Rentable Square Feet Securitization Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Units Beds Rooms Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Units Beds Rooms Securitization Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
# of Self Storage Units	Underwritten Rent Roll, Borrower Rent Roll or Appraisal Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated (see Note 3)	Appraisal Report, Engineering Report, Phase I Environmental Report or Historical Capex Summary

Exhibit 2 to Attachment A

Property Information: (continued)

Characteristic	Source Document(s)

Occupancy (%)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement, Tenant Estoppel or Appraisal Report
Occupancy Date (see Note 6)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement or Tenant Estoppel
Rent Steps Date	Underwritten Rent Roll
Student / Military / Other Concentration? If Yes, what % of Units?	Appraisal Report

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 7)	Appraisal Report
Appraisal Date of Valuation (see Note 7)	Appraisal Report
Valuation Source Securitization Code (see Note 4)	Appraisal Report
As-is Appraised Value	Appraisal Report
As-is Appraisal Date of Valuation	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Phase II (see Note 8)	Phase II Environmental Report
Environmental Phase II Report Date (see Note 9)	Phase II Environmental Report
Environmental Insurance Required (Y/N) (see Note 10)	Environmental Insurance Certificate
Seismic Report Date (see Note 11)	Seismic Report
PML or SEL (%) (see Note 11)	Seismic Report
Earthquake Insurance Required (see Note 11)	Seismic Report
Blanket Insurance Policy (Yes/No)	Property Insurance Certificate or Insurance Review Document
Single Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll, Appraisal Report, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A

Major Tenant Information: (see Note 12)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Largest Tenant Lease Expiration (see Note 13)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Second Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Second Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Second Largest Tenant Lease Expiration (see Note 13)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Third Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Third Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Third Largest Tenant Lease Expiration (see Note 13)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Fourth Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Fourth Largest Tenant Lease Expiration (see Note 13)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Fifth Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Fifth Largest Tenant Lease Expiration (see Note 13)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report

Underwriting Information: (see Note 14)

Characteristic	Source Document

2015 NOI Date	Underwriter’s Summary Report
2015 EGI	Underwriter’s Summary Report
2015 Expenses	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2016 EGI Date	Underwriter’s Summary Report
2016 EGI	Underwriter’s Summary Report
2016 Expenses	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
2017 EGI Date	Underwriter’s Summary Report
2017 EGI	Underwriter’s Summary Report
2017 Expenses	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
2017 NCF	Underwriter’s Summary Report
Most Recent Date	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description (if past 2017)	Underwriter’s Summary Report
Most Recent EGI (if past 2017) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2017) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2017) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2017) ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten Other Reserve	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report
ADR ($) (see Note 15)	Underwriter’s Summary Report
RevPAR ($) (see Note 15)	Underwriter’s Summary Report

Mortgage Loan Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing Replacement Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Replacement Reserve Caps ($)	Loan Agreement or Loan Modification Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
TI/LC Caps ($)	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Ongoing Environmental Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing RE Tax Reserve ($)	Loan Agreement, Closing Statement, Loan Modification Agreement or Servicing Tape
Ongoing Insurance Reserve ($)	Loan Agreement, Closing Statement, Loan Modification Agreement or Servicing Tape
Ongoing Other Reserve ($)	Loan Agreement, Closing Statement, Loan Modification Agreement or Servicing Tape
Other Reserve Description	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront Replacement Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront TI/LC Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront Environmental Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront Deferred Maintenance Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront Debt Service Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront RE Tax Reserve ($)	Loan Agreement, Closing Statement, Loan Modification Agreement or Servicing Tape
Upfront Insurance Reserve ($)	Loan Agreement, Closing Statement, Loan Modification Agreement or Servicing Tape
Upfront Other Reserve ($)	Loan Agreement, Closing Statement, Loan Modification Agreement or Servicing Tape

Exhibit 2 to Attachment A

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Delaware Statutory Trust (Yes/No)?	Promissory Note, Loan Agreement or Loan Modification Agreement
Sponsor	Loan Agreement, Loan Modification Agreement, Guaranty Agreement or Asset Summary Report
Originator (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Originator Name (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Originator Entity Type (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Note 16)	Promissory Note, Loan Agreement or Loan Modification Agreement
Loan Structure Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Pari Passu Companion Loan Original Balance (Non-trust) (see Note 16)	Promissory Note, Loan Agreement or Loan Modification Agreement
Mortgage Loan Rate (%)	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Interest Rate Type Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Payment (see Notes 16 and 17)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Trust Debt Service Payment (Initial) (see Note 17)	Promissory Note, Loan Agreement or Loan Modification Agreement
Pari Passu Companion Loan Monthly Debt Service (Non-trust) (see Note 16)	Promissory Note, Loan Agreement or Loan Modification Agreement
Amortization Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Type Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Payment Frequency Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Only Indicator (see Note 18)	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity Date (see Note 19)	Promissory Note, Loan Agreement or Loan Modification Agreement
Hyper Amortizing Loan	Promissory Note, Loan Agreement or Loan Modification Agreement
Hyper Am Loan Maturity Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Due Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period-Late Fee	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period-Default	Promissory Note, Loan Agreement or Loan Modification Agreement
Due on Sale	Promissory Note, Loan Agreement or Loan Modification Agreement
Due on Encumbrance	Promissory Note, Loan Agreement or Loan Modification Agreement
Mortgage Assumable?	Promissory Note, Loan Agreement or Loan Modification Agreement
Assumption Fee	Promissory Note, Loan Agreement or Loan Modification Agreement
Origination Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Closing Statement
Carve-out Guarantor (see Note 3)	Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Recourse	Loan Agreement, Loan Modification Agreement or Guaranty Agreement
Terrorism Insurance Required	Promissory Note, Loan Agreement or Loan Modification Agreement
First Due Date (see Note 19)	Promissory Note, Loan Agreement or Loan Modification Agreement
Last IO Due Date	Promissory Note, Loan Agreement or Loan Modification Agreement
First P&I Due Date	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Lockbox (see Note 20)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Cash Management (see Note 21)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Cash Management Triggers	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
DSCR at Trigger Level	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Prepayment Provision (see Note 22)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premium Indicator (true / false) (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockout Period (see Notes 22 and 24)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockout Expiration Date (see Notes 22 and 24)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Option Start Date (see Notes 22 and 25)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance Begin Date (see Notes 22 and 26)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance End Date (see Note 24)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Lock out End Date (see Note 24)	Promissory Note, Loan Agreement or Loan Modification Agreement
Day of Month Prepayment Permitted	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance End Date (see Note 27)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premiums End Date (see Note 27)	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Period Begin Date (see Note 26)	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Period (Payments)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Index	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Discount	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Margin	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Yield Maintenance Calculation Method	Promissory Note, Loan Agreement or Loan Modification Agreement
Release Provisions (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Single Purpose Borrower (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Condominium Present?	Promissory Note, Loan Agreement or Loan Modification Agreement
Tenant In Common (Yes/No)?	Promissory Note, Loan Agreement or Loan Modification Agreement
Ownership Interest (see Note 3)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position Securitization Code (see Note 4)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Y/N	Ground Lease, Ground Lease Estoppel, Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel
Annual Ground Lease Payment ($)	Ground Lease or Ground Lease Estoppel
Ground Lease Extension (Y/N)	Ground Lease or Ground Lease Estoppel
# of Ground Lease Extension Options	Ground Lease or Ground Lease Estoppel
Ground Lease Expiration Date after all Extensions	Ground Lease or Ground Lease Estoppel
Cross Collateralized (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Crossed Group	Promissory Note, Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Letter of Credit?	Letter of Credit, Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Letter of Credit Balance	Letter of Credit, Promissory Note, Loan Agreement or Loan Modification Agreement
Letter of Credit Description	Letter of Credit, Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

B Note Original Amount (see Note 28)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
B Note Interest Rate (see Notes 28 and 29)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
B Note Maturity Date (see Note 28)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
B Note Annual Payment (see Notes 28 and 29)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Name of Mezzanine Lender (see Note 28)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Original Amount (see Note 28)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Interest Rate (see Note 28)	Secondary Financing Documents
Mezzanine Debt Maturity Date (see Note 28)	Secondary Financing Documents
Mezzanine Debt Annual Payment (see Note 28)	Secondary Financing Documents
Other Subordinate Debt Balance (see Note 28)	Promissory Note, Loan Agreement, Loan Modification Agreement, Secondary Financing Documents or Closing Statement
Other Subordinate Debt Type (see Note 28)	Promissory Note, Loan Agreement, Loan Modification Agreement, Secondary Financing Documents or Closing Statement
Future Debt Permitted? (Yes/No)	Loan Agreement or Loan Modification Agreement
Loan Purpose	Closing Statement or Asset Summary Report
Property Manager (see Note 3)	Management Agreement, Operating Agreement, Loan Agreement or Loan Modification Agreement
Hotel Franchise Flag	Franchise Agreement, Franchise Agreement Amendment, Operating Agreement or Loan Agreement
Franchise Agreement Expiration	Franchise Agreement, Franchise Agreement Amendment, Operating Agreement or Loan Agreement
Transaction(s) if Previously Securitized (see Note 30)	Bloomberg Screenshot or Trepp Screenshot

Exhibit 2 to Attachment A

Sources Information:

Characteristic	Source Document(s)

Loan Amount (sources)	Closing Statement or Loan Agreement
Subordinate Debt	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Other Sources	Closing Statement

Uses Information:

Characteristic	Source Document(s)

Loan Payoff	Closing Statement
Purchase Price	Closing Statement, Purchase and Sale Agreement or Purchase Price Schedule
Closing Costs	Closing Statement
Reserves	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Uses	Closing Statement

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “General Property Type” and “Property Type Code” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for the mortgaged properties that are described in the succeeding paragraph of this Note 2), as shown in the applicable Source Document(s).

For the mortgaged properties identified on the Combined Data File as:

a.	1027-1031 West Madison Street,
b.	123 East 18th Street New York and
c.	4021 University Drive,

each of which is secured by more than one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Mixed Use” for the “General Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

3.	For each Mortgage Loan and Underlying Property listed in Table A1, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A1:
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

GACC	420 and 433 Doughty Boulevard	NAP	General Property Type Detailed Property Type	Mixed Use Office/Industrial	Industrial Flex

GACC	TriBeCa House	50 Murray Street 53 Park Place	Year Renovated Year Renovated	2001 2001	2001, 2015-2017 2001, 2015-2017

CREFI	One Spa World Headquarters	NAP	Carve-out Guarantor	<blank>	NAP

JP Morgan	Workspace	NAP	Carve-out Guarantor	WPT Land 2 GP LLC, WPT Properties GP LLC, RV OP 2 GP LLC, RV OP 3 Lessee GP LLC, RV OP GP LLC	Workspace Property Trust, L.P.

JP Morgan	Overland Park Xchange	NAP	Ownership Interest	Leasehold	Fee Simple

GACC	West Coast Albertsons Portfolio	Schulte Road 99th Avenue	Property Manager Property Manager	No Source Document No Source Document	Self Managed Self Managed

CREFI	Gold Standard Baking HQ	NAP	Property Manager	No Source Document	Self Managed

GACC	CVS Portfolio	CVS Lynchburg CVS Mesquite CVS Gilford CVS Dunbar	Property Manager Property Manager Property Manager Property Manager	No Source Document No Source Document No Source Document No Source Document	Self Managed Self Managed Self Managed Self Managed

CREFI	1411 6th Avenue	NAP	Property Manager	No Source Document	Self Managed

CREFI	One Spa World Headquarters	NAP	Property Manager	No Source Document	Self Managed

CREFI	123 East 18th Street New York	NAP	Property Manager	No Source Document	Self Managed

CREFI	Fairfield Emporia Virginia	NAP	Property Manager	No Source Document	Self Managed

CREFI	9951 Atlantic Boulevard	NAP	Property Manager	No Source Document	Self Managed

GACC	CVS Portfolio	NAP	Originator Originator Name Originator Entity Type	Greystone Servicing Corporation, Inc. Greystone Servicing Corporation, Inc. Georgia Corporation	Deutsche Bank AG, New York Branch Deutsche Bank AG, New York Branch New York Corporation

Exhibit 2 to Attachment A

Notes: (continued)

3. (continued)

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor.

4.	For the purpose of comparing the:
a.	Property Type Code,
b.	Valuation Source Securitization Code,
c.	Loan Structure Code,
d.	Original Interest Rate Type Code,
e.	Payment Type Code,
f.	Payment Frequency Code,
g.	Interest Accrual Method Code and
h.	Lien Position Securitization Code

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

5.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics only for mortgaged properties on the Combined Data File with the “General Property Type” characteristic as “Office,” “Retail,” “Self Storage,” “Mixed Use” or “Industrial.” For each mortgaged property on the Combined Data File that does not have the “General Property Type” characteristic as “Office,” “Retail,” “Self Storage,” “Mixed Use” or “Industrial,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics only for:

a.	Mortgaged properties on the Combined Data File with the “General Property Type” characteristic as “Hospitality” or “Multifamily” and
b.	The Mortgage Loan identified on the Combined Data File as “123 East 18th Street New York” (the “123 East 18th Street New York Mortgage Loan”), which is secured by a mixed use mortgaged property with a multifamily component.

Except for the 123 East 18th Street New York Mortgage Loan, for each mortgaged property on the Combined Data File that does not have the “General Property Type” characteristic as “Hospitality” or “Multifamily,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

Exhibit 2 to Attachment A

Notes: (continued)

6.	For each Mortgage Loan and Underlying Property on the Combined Data File with the “Single Tenant (Y/N)” characteristic as “Yes” (except for the mortgaged properties described in the succeeding paragraph of this Note 6), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Occupancy Date” characteristic.

For the Underlying Properties that secure the Mortgage Loan identified on the Combined Data File as “Workspace” (the “Workspace Mortgage Loan”) with the “Single Tenant (Y/N)” characteristic as “Yes” and the Mortgage Loan identified on the Combined Data File as “Gold Standard Baking HQ,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the date in the applicable Source Document for the “Occupancy Date” characteristic.

7.	For the mortgaged properties on the Combined Data File with the “Appraisal Value Type (As Is / As Stabilized / As Complete)” characteristic as “Hypothetical Market Value As Is,” “As Stabilized,” or “As Complete,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the corresponding appraised value and date associated with such appraisal value type, both as shown in the applicable Source Document, for the “Appraised Value ($)” and “Appraisal Date of Valuation” characteristics, respectively.

8.	For the purpose of comparing the “Environmental Phase II” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if there is a phase II environmental report Source Document in the related loan file.

9.	For the purpose of comparing the “Environmental Phase II Report Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” if the “Environmental Phase II” characteristic on the Combined Data File is “No” and there is not a phase II environmental report Source Document in the related loan file.

10.	For the purpose of comparing the “Environmental Insurance Required (Y/N)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if there is an environmental insurance certificate Source Document in the related loan file which indicates that environmental insurance is in place. We performed no procedures to determine if any Mortgage Loan and/or mortgaged property on the Combined Data File that did not contain an environmental insurance certificate Source Document in the related loan file was required to obtain environmental insurance for the related mortgaged property.

Exhibit 2 to Attachment A

Notes: (continued)

11.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Seismic Report Date” and “PML or SEL (%)” characteristics only for the Mortgage Loans and/or mortgaged properties (if any) that contained a seismic report Source Document in the related loan file. For each Mortgage Loan and/or mortgaged property on the Combined Data File that does not contain a seismic report Source Document in the related loan file, the Mortgage Loan Sellers, on behalf of the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “PML or SEL (%)” characteristics.

For each Mortgage Loan and/or mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” for the “Earthquake Insurance Required” characteristic if the “PML or SEL (%)” value on the Combined Data File is greater than or equal to 20%. If the “PML or SEL (%)” value on the Combined Data File is less than 20% or is “NAP” (as described in the preceding paragraph of this Note 11), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “No” for the “Earthquake Insurance Required” characteristic.

12.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown in the applicable Source Document(s). Furthermore, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that has the later lease expiration date as the larger tenant for tenants with the same square footage and monthly rent, all as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics for the Workspace Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the:

a.	Fourth Largest Tenant,
b.	Fourth Largest Tenant Sq Ft,
c.	Fourth Largest Tenant Lease Expiration,
d.	Fifth Largest Tenant,
e.	Fifth Largest Tenant Sq Ft and
f.	Fifth Largest Tenant Lease Expiration

characteristics.

Exhibit 2 to Attachment A

Notes: (continued)

13.	For the purpose of comparing the:
a.	Largest Tenant Lease Expiration,
b.	Second Largest Tenant Lease Expiration,
c.	Third Largest Tenant Lease Expiration,
d.	Fourth Largest Tenant Lease Expiration and
e.	Fifth Largest Tenant Lease Expiration

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration.

14.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

15.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “ADR ($)” and “RevPAR ($)” characteristics only for mortgaged properties on the Combined Data File with the “General Property Type” characteristic as “Hospitality” (each, a “Hospitality Property”). For each mortgaged property on the Combined Data File that is not a Hospitality Property, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “ADR ($)” and “RevPAR ($)” characteristics.

For the purpose of comparing the “ADR ($)” and “RevPAR ($)” characteristics for the Hospitality Properties, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “most recent” or “trailing 12 month” values, as applicable, as shown in the underwriter’s summary report Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

16.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A2 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari passu components (each, a “Senior Companion Loan”) that will not be assets of the Issuing Entity. Additionally, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that:
a.	With respect to the Aventura Mall Mortgage Loan, which is a Pari Passu Mortgage Loan, the related Whole Loan (the “Aventura Mall Whole Loan”) also has four subordinate secured notes (collectively, the “Aventura Mall Subordinate Companion Loans”) that will not be assets of the Issuing Entity,
b.	With respect to the Workspace Mortgage Loan, which is a Pari Passu Mortgage Loan, the related Whole Loan (the “Workspace Whole Loan”) also has two subordinate secured notes (collectively, the “Workspace Subordinate Companion Loans”) that will not be assets of the Issuing Entity and
c.	With respect to the Pari Passu Mortgage Loan identified on the Combined Data File as “TriBeCa House” (the “TriBeCa House Mortgage Loan”), the related Whole Loan (the “TriBeCa House Whole Loan”) also has two subordinate secured notes (collectively, the “TriBeCa House Subordinate Companion Loans”) that will not be assets of the Issuing Entity.

For each Whole Loan listed in Table A2, the applicable Source Document or other schedule provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor (each, a “Client Provided Schedule,” together with the Source Documents, the “Data Sources”), listed in the “Data Source(s)” column of Table A2 indicates that the Whole Loan was split into multiple note components which are pari passu with each other, and also, with respect to the Aventura Mall Mortgage Loan, Workspace Mortgage Loan and TriBeCa House Mortgage Loan, one or more components that are subordinate to the related Mortgage Loan and Senior Companion Loan(s) (each such component, a “Note Component”), which are listed in the “Note Component(s)” column of Table A2:

Exhibit 2 to Attachment A

Notes: (continued)

16. (continued)

Table A2:
Mortgage Loan Seller(s)	Whole Loan	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Data Source(s)

GACC	Moffett Towers II – Building 1	Mortgage Loan Senior Companion Loans	A-1, A-3-1 A-2, A-3-2, A-4, A-5	Interest Only, Then Amortizing	Draft Promissory Notes(1)

JP Morgan/GACC	Aventura Mall	Mortgage Loan Senior Companion Loans

A-2-A-4, A-2-B-4

A-1-A, A-1-B, A-1-C, A-1-D, A-2-A-1, A-2-A-2, A-2-A-3, A-2-A-5, A-2-B-1, A-2-B-2-A, A-2-B-2-B, A-2-B-2-C, A-2-B-3, A-2-B-5, A-2-C-1, A-2-C-2, A-2-C-3, A-2-C-4, A-2-C-5, A-2-D-1, A-2-D-2, A-2-D-3, A-2-D-4, A-2-D-5

				Interest Only	Draft Promissory Notes(1) and Loan Modification Agreement
		Subordinate Companion Loans	B-1, B-2, B-3, B-4

JP Morgan	JAGR Hotel Portfolio	Mortgage Loan Senior Companion Loan	A-2 A-1	Interest Only, Then Amortizing	Loan Agreement

JP Morgan	Workspace	Mortgage Loan Senior Companion Loans Subordinate Companion Loans	A-FX-C-2, B-FX-C-2 A-FX-C-1, B-FX-C-1, A-FL, B-FL, A-FX, B-FX, A-FX-C-3, B-FX-C-3 C-FL, D-FL, E-FL, F-FL, G-FL, H-FL, HRR-FL, C-FX, D-FX, E-FX, F-FX, G-FX, H-FX, HRR-FX	Interest Only	Client Provided Schedule

JP Morgan	Overland Park Xchange	Mortgage Loan Senior Companion Loans	A-2A A-1, A-2B	Interest Only	Draft Promissory Notes(1) and Loan Modification Agreement

GACC	Willow Creek Corporate Center	Mortgage Loan Senior Companion Loan	A-1, A-2-1 A-2-2	Interest Only	Draft Promissory Notes(1) and Loan Agreement

JP Morgan	636 11th Avenue	Mortgage Loan Senior Companion Loans	A-3 A-1, A-2, A-4, A-5	Interest Only - ARD	Loan Modification Agreement

GACC	TriBeCa House	Mortgage Loan Senior Companion Loans Subordinate Companion Loans	A-6, A-7 A-1, A-2, A-3, A-4, A-5 B-1, B-2	Interest Only	Loan Modification Agreement

GACC	West Coast Albertsons Portfolio	Mortgage Loan Senior Companion Loan	A-1, A-3 A-2	Interest Only - ARD	Loan Modification Agreement

CREFI	Concord Plaza	Mortgage Loan Senior Companion Loan	A-1 A-2	Interest Only, Then Amortizing	Draft Promissory Notes(1)

(1) The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to treat any Draft Promissory Notes as final.

Exhibit 2 to Attachment A

Notes: (continued)

16. (continued)

For the purpose of comparing the “Original Balance ($)” characteristic for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use information in the applicable Data Source(s) listed in the “Data Source(s)” column of Table A2 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A2 that are associated with the “Mortgage Loan” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2.

For the purpose of comparing the “Pari Passu Companion Loan Original Balance (Non-trust)” characteristic for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use information in the applicable Data Source(s) listed in the “Data Source(s)” column of Table A2 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A2 that are associated with the “Senior Companion Loan(s)” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2.

For the purpose of comparing the “Monthly Debt Service Payment” characteristic for each Pari Passu Mortgage Loan with “Interest Only, Then Amortizing” listed in the “Amortization Type” column of Table A2 (each, a “Partial IO Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” (as defined in Item 9. of Attachment A) for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service (Non-trust)” characteristic for each Partial IO Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

Exhibit 2 to Attachment A

Notes: (continued)

16. (continued)

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service (Non-trust)” characteristic for each Pari Passu Mortgage Loan with “Interest Only” or “Interest Only - ARD” listed in the “Amortization Type” column of Table A2 (except for the Workspace Mortgage Loan, which is described in the succeeding paragraph of this Note 16), each of which has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service (Non-trust)” as 1/12th of the product of:

a.	The “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Combined Data File,
b.	The interest rate for the related Senior Companion Loan(s), as shown in the applicable Data Source(s), and
c.	365/360.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service (Non-trust)” characteristic for the Workspace Mortgage Loan, which has “Interest Only” listed in the “Amortization Type” column of Table A2 and which has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service (Non-trust)” as 1/12th of the product of:

a.	The “Pari Passu Companion Loan Cut-off Date Balance (Non-trust),” as shown on the Combined Data File,
b.	The interest rate for the related Senior Companion Loans, as shown in the applicable Data Source(s), and the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use a LIBOR assumption of 2.09000% for the floating rate components of the related Senior Companion Loans, and
c.	365/360.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Pari Passu Companion Loan Original Balance (Non-trust)” and “Pari Passu Companion Loan Monthly Debt Service (Non-trust)” characteristics.

Exhibit 2 to Attachment A

Notes: (continued)

17.	For the purpose of comparing the “Monthly Debt Service Payment” and “Monthly Trust Debt Service Payment (Initial)” characteristics for each Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Interest Only” or “Interest Only - ARD“ (each, an “Interest Only Loan”), all of which have the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service Payment” and “Monthly Trust Debt Service Payment (Initial)” characteristics as 1/12th of the product of:
a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Combined Data File, and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service Payment” characteristic for each Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Interest Only, Then Amortizing” (each, a “Partial I/O Loan”) (except for the Partial IO Pari Passu Mortgage Loans, which are described in Note 16), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.),” as shown in the applicable Source Document(s).

For the purpose of comparing the “Monthly Trust Debt Service Payment (Initial)” characteristic for each Partial I/O Loan, each of which has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Trust Debt Service Payment (Initial)” characteristic as 1/12th of the product of:

a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Combined Data File, and
c.	365/360.

Exhibit 2 to Attachment A

Notes: (continued)

18.	For the purpose of comparing the “Interest Only Indicator” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for each Interest Only Loan and Partial I/O Loan. For each Mortgage Loan that is not an Interest Only Loan or Partial I/O Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

19.	For each Mortgage Loan on the Combined Data File with the “Hyper Amortizing Loan” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown in the applicable Source Document, for the “Maturity Date” characteristic.

For the purpose of comparing the “First Due Date” characteristic for each Mortgage Loan on the Combined Data File where the applicable Source Document does not define the first due date (except for the Workspace Mortgage Loan, which is described in the succeeding paragraph of this Note 19), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume that the “First Due Date” is the “Due Date” after the end of the first full interest accrual period, as shown in the applicable Source Document.

For the purpose of comparing the “First Due Date” characteristic for the Workspace Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “7/1/2018” for the “First Due Date” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

20.	For the purpose of comparing the “Lockbox” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	Hard - the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender. Mortgage Loans secured by hospitality, multifamily and manufactured housing community mortgaged properties are considered to have a hard lockbox if credit card receivables are required to be deposited directly into the lockbox account even though cash, checks or “over the counter” receipts are deposited by the borrower or property manager of the related mortgaged property into the lockbox account controlled by the lender,
b.	Soft - the applicable Source Document(s) require the related borrower or the property manager at the related mortgaged property to collect rents from tenants and pay all such rent directly to the lockbox account,
c.	Soft Springing - the applicable Source Document(s) currently require the related borrower or the property manager at the related mortgaged property to collect rents from tenants and pay all such rent directly to the lockbox account; provided, however, that upon the occurrence of certain triggering events provided in the applicable Source Document(s), the related borrower is required to implement a hard lockbox. In the case of certain flagged hotel properties, the manager may instead be required to deposit only the portion of such rent which is payable to the borrower, which may be net of hotel reserves, management fees and operating expenses,
d.	Springing Hard – a lockbox is not currently in place, but the applicable Source Document requires the imposition of a hard lockbox upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document,
e.	Springing Soft - a lockbox is not currently in place, but the applicable Source Document requires the imposition of a soft lockbox upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document and
f.	Springing - a lockbox that is not currently in place, but the loan documents require the imposition of a lockbox account upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

21.	For the purpose of comparing the “Cash Management” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor instructed us to use the following definitions:
a.	In Place - for funds directed into a lockbox, such funds are generally not made immediately available to the borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the loan documents, with any excess remitted to the borrower (unless an event of default or one or more specified trigger events under the applicable Source Document(s) have occurred and are outstanding) generally on a daily basis and
b.	Springing - until the occurrence of an event of default or one or more specified trigger events under the loan documents, funds in the lockbox are forwarded to an account controlled by the borrower or are otherwise made available to the borrower. Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the applicable Source Document(s).

22.	For the purpose of comparing the:
a.	Prepayment Provision,
b.	Lockout Period,
c.	Lockout Expiration Date,
d.	Defeasance Option Start Date and
e.	Prepayment / Defeasance Begin Date

characteristics for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the entire “Loan” (as described in the applicable Source Document) has been securitized.

23.	For the purpose of comparing the “Prepayment Premium Indicator (true / false)” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for each Mortgage Loan that can be prepaid with yield maintenance. For Mortgage Loans that cannot be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator (true / false)” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

24.	For the purpose of comparing the “Lockout Expiration Date” characteristic for each Mortgage Loan on the Combined Data File (except for the Workspace Mortgage Loan, which is described in the last paragraph of this Note 24), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” which occurs during the defeasance period for Mortgage Loans that allow for defeasance and the day prior to the first “Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. If a Mortgage Loan allows for both defeasance and prepayment with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout Expiration Date” characteristic.

For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” which occurs during the open period.

For the purpose of comparing the “Prepayment Lock Out End Date” characteristic for each Mortgage Loan on the Combined Data File (except for the Workspace Mortgage Loan, which is described in the last paragraph of this Note 24), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” which occurs during the open period for Mortgage Loans that allow for defeasance and the day prior to the first “Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. If a Mortgage Loan allows for both defeasance and prepayment with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment Lock Out End Date” characteristic.

For the Workspace Mortgage Loan, for which there is no lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Lockout Period,” “Lockout Expiration Date” and “Prepayment Lock Out End Date” characteristics.

25.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for Mortgage Loans that allow for defeasance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Due Date” in the defeasance period. For Mortgage Loans that do not allow for defeasance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

26.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Due Date” which occurs during the defeasance period for Mortgage Loans that allow for defeasance and the first “Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. If a Mortgage Loan allows for both defeasance and prepayment with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic.

For the purpose of comparing the “Open Period Begin Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use first “Due Date” which occurs during the open period.

27.	For the purpose of comparing the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics for Mortgage Loans that can be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” in the open period. For Mortgage Loans that cannot be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics.

Exhibit 2 to Attachment A

Notes: (continued)

28.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	B Note Original Amount,
b.	B Note Interest Rate,
c.	B Note Maturity Date,
d.	B Note Annual Payment
e.	Name of Mezzanine Lender,
f.	Mezzanine Debt Original Amount,
g.	Mezzanine Debt Interest Rate,
h.	Mezzanine Debt Maturity Date,
i.	Mezzanine Debt Annual Payment,
j.	Other Subordinate Debt Balance and
k.	Other Subordinate Debt Type

characteristics only for Mortgage Loans on the Combined Data File for which either:

i.	The promissory note, loan agreement and/or loan modification Source Documents describe the existence of any additional debt or
ii.	The Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain mezzanine or subordinate loan agreements, intercreditor agreements, B Notes, subordination and standstill agreements, preferred equity agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”) that describe the existence of any additional debt, or in the case of the Workspace Mortgage Loan, the related Client Provided Schedule, which describes the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the promissory note, loan agreement and/or loan modification agreement Source Documents, Client Provided Schedule or Secondary Financing Documents provided to us by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

For the Mortgage Loans on the Combined Data File with the “Mezzanine Debt Original Amount” characteristic value greater than zero (the “Mortgage Loans With Existing Mezzanine Debt”), the applicable Source Document(s) or Secondary Financing Documents indicate that the mezzanine debt associated with each Mortgage Loan With Existing Mezzanine Debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Mezzanine Debt Annual Payment” characteristic for each Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Mezzanine Debt Annual Payment” as the product of:

a.	The “Mezzanine Debt Original Amount,” as shown on the Combined Data File,
b.	The “Mezzanine Debt Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

Exhibit 2 to Attachment A

Notes: (continued)

28. (continued)

For each Mortgage Loan which does not have additional debt (based on the procedures described in this Note 28), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” as the value on the Combined Data File for each of the characteristics listed in a. through k. in the first paragraph of this Note 28.

29.	For the purpose of comparing the “B Note Interest Rate” characteristic for the Workspace Mortgage Loan, which relates to the interest rate for the Workspace Subordinate Companion Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use a LIBOR assumption of 2.09000% for the floating rate components of the Workspace Subordinate Companion Loans.

For the Mortgage Loans on the Combined Data File with the “B Note Original Amount” characteristic value greater than zero (the “Mortgage Loans With Existing Subordinate Debt”), the applicable Source Document(s) or Secondary Financing Documents indicate that the subordinate debt associated with each Mortgage Loan With Existing Subordinate Debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “B Note Annual Payment” characteristic for each Mortgage Loan With Existing Subordinate Debt (except for the Workspace Mortgage Loan, which is described in the succeeding paragraph of this Note 29), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “B Note Annual Payment” as the product of:

a.	The “B Note Original Amount,” as shown on the Combined Data File,
b.	The “B Note Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

For the purpose of comparing the “B Note Annual Payment” characteristic for the Workspace Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “B Note Annual Payment” as the product of:

a.	The “B Note Cut-off Date Balance,” as shown on the Combined Data File,
b.	The “B Note Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

30.	For the purpose of comparing the “Transaction(s) if Previously Securitized” characteristic for each Mortgage Loan that the Mortgage Loan Sellers, on behalf of the Depositor, indicated was included in a previous securitization (the “Previously Securitized Loans”), the Mortgage Loan Sellers, on behalf of the Depositor, provided a previous securitization history Bloomberg screenshot (“Bloomberg Screenshot”) or a Trepp mortgage loan transaction summary screenshot (“Trepp Screenshot”) which contains the previous securitization history for such Mortgage Loan. We performed no procedures to determine if any Mortgage Loan for which we were not provided a Bloomberg Screenshot Source Document or Trepp Screenshot Source Document relating to the previous securitization history for such Mortgage Loan was included in a previous securitization.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Control Number
Loan Number
Loan / Property Flag
Number of Properties
Appraisal Value Type (As Is / As Stabilized / As Complete)
Administrative Fee Rate (%)
Subsidized Housing Programs
Overlapping Fee Interest?
Sources and Uses Comments
Reserve Adjusted Cut-off Date Loan Amount
Pari Passu Split (Y/N)
Pari Passu Control Piece in Trust?
Pari Passu Description
Loan Status
Asset Type Number
Group ID
Reporting Period Beginning Date
Reporting Period End Date
Paid Through Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator (true / false)
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code
Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount
Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount

Exhibit 3 to Attachment A

Characteristic

Most Recent Financials Start Date
Most Recent Financials End Date
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Debt Service Amount
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Property Status Code
Defeased Status Code
Asset Added Indicator
Report Period Modification Indicator
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Report Period End Actual Balance Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount
Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code

Exhibit 3 to Attachment A

Characteristic

Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
AL_Largest Tenant
AL_Second Largest Tenant
AL_Third Largest Tenant
Lease Expiration Largest Tenant Date
Lease Expiration Second Largest Tenant Date
Lease Expiration Third Largest Tenant Date

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.